Consolidated Statement of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 8,476	$ 10,716
Marketable securities (Note D)	0	350
Notes and accounts receivable - trade (net of allowances of $336 in 2014 and $291 in 2013)	9,090	10,465
Short-term financing receivables (net of allowances of $452 in 2014 and $308 in 2013) (Note F)	19,835	19,787
Other accounts receivable (net of allowances of $40 in 2014 and $36 in 2013)	2,906	1,584
Inventories (Note E)	2,103	2,310
Deferred taxes (Note N)	2,044	1,651
Prepaid expenses and other current assets	4,967	4,488
Total current assets	49,422	51,350
Property, plant and equipment (Note G)	39,034	40,475
Less: Accumulated depreciation (Note G)	28,263	26,654
Property, plant and equipment - net (Note G)	10,771	13,821
Long-term financing receivables (net of allowances of $126 in 2014 and $80 in 2013) (Note F)	11,109	12,755
Prepaid pension assets (Note S)	2,160	5,551
Deferred taxes (Note N)	4,808	3,051
Goodwill (Note I)	30,556	31,184
Intangible assets - net (Note I)	3,104	3,871
Investments and sundry assets (Note H)	5,603	4,639
Total assets	117,532	126,223
Current liabilities
Taxes (Note N)	5,084	4,633
Short-term debt (Note D&J)	5,731	6,862
Accounts payable	6,864	7,461
Compensation and benefits	4,031	3,893
Deferred income	11,877	12,557
Other accrued expenses and liabilities	6,013	4,748
Total current liabilities	39,600	40,154
Long-term debt (Note D&J)	35,073	32,856
Retirement and nonpension postretirement benefit obligations (Note S)	18,261	16,242
Deferred income	3,691	4,108
Other liabilities (Note K)	8,892	9,934
Total liabilities	105,518	103,294
Contingencies and commitments (Note M)
IBM stockholders' equity
Common stock, par value $0.20 per share, and additional paid-in capital Shares authorized: 4,687,500,000 Shares issued (2014 -- 2,215,209,574; 2013 -- 2,207,522,548)	52,666	51,594
Retained earnings	137,793	130,042
Treasury stock, at cost (shares: 2014 -- 1,224,685,815; 2013 -- 1,153,131,611)	(150,715)	(137,242)
Accumulated other comprehensive income/(loss)	(27,875)	(21,602)
Total IBM stockholders' equity	11,868	22,792
Noncontrolling interests (Note A)	146	137
Total equity	12,014	22,929
Total liabilities and equity	$ 117,532	$ 126,223